SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
List of Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

(a)	BASIS OF PRESENTATION
All amounts are in Canadian dollars unless otherwise noted. Our functional currency is the Canadian dollar. We prepare the consolidated financial statements on a historical cost basis, except for:

•	certain financial instruments as disclosed in note 16, which are measured at fair value;

•	the net deferred pension liability, which is measured as described in note 22; and

•	liabilities for stock-based compensation, which are measured at fair value as disclosed in note 24.

(b)	BASIS OF CONSOLIDATION
Subsidiaries are entities we control. We include the financial statements of our subsidiaries in our consolidated financial statements from the date we gain control of them until our control ceases. We eliminate all intercompany transactions and balances between our subsidiaries on consolidation.

(c)	FOREIGN CURRENCY TRANSLATION
We translate amounts denominated in foreign currencies into Canadian dollars as follows:

•	monetary assets and liabilities - at the exchange rate in effect as at the date of the Consolidated Statements of Financial Position;

•	non-monetary assets and liabilities, and related depreciation and amortization - at the historical exchange rates; and

•	revenue and expenses other than depreciation and amortization - at the average rate for the month in which the transaction was recognized.

(d)	BUSINESS COMBINATIONS
We account for business combinations using the acquisition method of accounting. Only acquisitions that result in our gaining control over the acquired businesses are accounted for as business combinations. We possess control over an entity when we conclude we are exposed to variable returns from our involvement with the acquired entity and we have the ability to affect those returns through our power over the acquired entity.

We calculate the fair value of the consideration paid as the sum of the fair value at the date of acquisition of the assets we transferred and the equity interests we issued, less the liabilities we assumed to acquire the subsidiary.

We measure goodwill as the fair value of the consideration transferred less the net recognized amount of the identifiable assets acquired and liabilities assumed, which are generally measured at fair value as of the acquisition date. When the excess is negative, a gain on acquisition is recognized immediately in net income.

We expense the transaction costs associated with acquisitions as we incur them.

(e)	NEW ACCOUNTING PRONOUNCEMENTS ADOPTED IN 2018
We adopted new amendments to the following accounting standards effective for our interim and annual consolidated financial statements commencing January 1, 2018. These changes did not have a material impact on our financial results.

•	Amendments to IFRS 2, Share-based payment, providing guidance on accounting for vesting and non-vesting conditions in regards to share-based compensation.

•
IFRIC 22, Foreign currency transaction and advanced consideration, clarifying the requirements in determining the date of transactions and which foreign exchange rate to use in when translating assets, expenses, or income on initial recognition.

Additionally, we adopted IFRS 15, Revenue from contracts with customers (IFRS 15) and IFRS 9, Financial instruments (IFRS 9) effective January 1, 2018. The effects these two new pronouncements have on our results and operations are described below.

IFRS 15, REVENUE FROM CONTRACTS WITH CUSTOMERS
IFRS 15 supersedes previous accounting standards for revenue, including IAS 18, Revenue (IAS 18) and IFRIC 13, Customer loyalty programmes (IFRIC 13).

IFRS 15 introduced a single model for recognizing revenue from contracts with customers. This standard applies to all contracts with customers, with only some exceptions, including certain contracts accounted for under other IFRSs. The standard requires revenue to be recognized in a manner that depicts the transfer of promised goods or services to a customer and at an amount that reflects the consideration expected to be received in exchange for transferring those goods or services. This is achieved by applying the following five steps:

1. identify the contract with a customer;
2. identify the performance obligations in the contract;
3. determine the transaction price;
4. allocate the transaction price to the performance obligations in the contract; and
5. recognize revenue when (or as) the entity satisfies a performance obligation.

IFRS 15 also provides guidance relating to the treatment of contract acquisition and contract fulfillment costs.

The application of this new standard has significant impacts on our reported Wireless results, specifically with regards to the timing of recognition and classification of revenue, and the treatment of costs incurred in acquiring customer contracts. The timing of recognition and classification of revenue is affected because, at contract inception, IFRS 15 requires the estimation of total consideration over the contract term and the allocation of that consideration to all performance obligations in the contract based on their relative stand-alone selling prices. This affects our Wireless arrangements that bundle equipment and service together into monthly service fees, which results in an increase to equipment revenue recognized at contract inception and a decrease to service revenue recognized over the course of the contracts. The application of IFRS 15 does not affect our cash flows from operations or the methods and underlying economics through which we transact with our customers.

The treatment of costs incurred in acquiring customer contracts is affected as IFRS 15 requires certain contract acquisition costs (such as sales commissions) to be recognized as an asset and amortized into operating expenses over time. Previously, such costs were expensed as incurred.

In addition, new assets and liabilities have been recognized on our Consolidated Statements of Financial Position. Specifically, a contract asset and contract liability is recognized to account for any timing differences between the revenue recognized and the amounts billed to the customer.

Significant judgment is needed to determine whether a promise to deliver goods or services is considered distinct and in determining the costs that are incremental to obtaining a contract with a customer.

We have made a policy choice to adopt IFRS 15 with full retrospective application, subject to certain practical expedients. As a result, all comparative information in these financial statements has been prepared as if IFRS 15 had been in effect since January 1, 2017. The accounting policies set out in note 5 have been applied in preparing the consolidated financial statements for the year ended December 31, 2018, the comparative information presented in these consolidated financial statements for the year ended December 31, 2017, and for the opening Consolidated Statement of Financial Position as at January 1, 2017. In preparing our Consolidated Statements of Financial Position as at January 1, 2017 and December 31, 2017, we have adjusted amounts previously reported in financial statements prepared in accordance with previous IFRS on revenue recognition, including IAS 18 and IFRIC 13.

Upon adoption of, and transition to, IFRS 15, we elected to utilize the following practical expedients, allowing us to:

•	recognize the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that we would have otherwise recognized would have been one year or less;

•
not disclose, on an annual basis, the unsatisfied portions of performance obligations related to contracts with a duration of one year or less or where the revenue we recognize corresponds with the amount invoiced to the customer;

•
not disclose the amount of the transaction price relating to unsatisfied or partially satisfied performance obligations for reporting periods before January 1, 2018 (the date of initial application) and when we expect to recognize that amount as revenue; and

•
not adjust the total consideration over the contract term for effects of a significant financing component, if we expect that the period between when we would transfer our good or service to the customer and when the customer would pay for the good or service would be one year or less.

Reconciliation of Consolidated Statements of Income for the year ended December 31, 2017
Below is the effect of transition to IFRS 15 on our Consolidated Statements of Income for the year ended December 31, 2017, all of which pertain to our Wireless segment.

			Year ended December 31, 2017
(In millions of dollars, except per share amounts)	Reference	As previously reported	Adjustments	Restated

Revenue	i, iii	14,143	226	14,369

Operating expenses:
Operating costs	ii, iii	8,825	42	8,867
Depreciation and amortization		2,142	—	2,142
Gain on disposition of property, plant and equipment		(49)	—	(49)
Restructuring, acquisition and other		152	—	152
Finance costs		746	—	746
Other expense (income)		(19)	—	(19)

Income before income tax expense		2,346	184	2,530
Income tax expense		635	50	685

Net income for the period		1,711	134	1,845

Earnings per share:
Basic		$3.32	$0.26	$3.58
Diluted		$3.31	$0.26	$3.57

Reconciliation of Consolidated Statements of Financial Position as at January 1, 2017 and December 31, 2017
Below is the effect of transition to IFRS 15 on our Consolidated Statements of Financial Position as at January 1, 2017 and December 31, 2017.

		As at January 1, 2017			As at December 31, 2017
(In millions of dollars)	Reference	As previously reported	Adjustments	Restated	As previously reported	Adjustments	Restated

Assets
Current assets:
Accounts receivable		1,949	(5)	1,944	2,041	(6)	2,035
Inventories	iii	315	137	452	313	122	435
Current portion of contract assets	i	—	723	723	—	820	820
Other current assets	ii	215	202	417	197	217	414
Current portion of derivative instruments		91	—	91	421	—	421
Total current assets		2,570	1,057	3,627	2,972	1,153	4,125

Property, plant and equipment		10,749	—	10,749	11,143	—	11,143
Intangible assets		7,130	—	7,130	7,244	—	7,244
Investments		2,174	—	2,174	2,561	—	2,561
Derivative instruments		1,708	—	1,708	953	—	953
Contract assets	i	—	354	354	—	413	413
Other long-term assets	ii	98	58	156	82	61	143
Deferred tax assets		8	—	8	3	—	3
Goodwill		3,905	—	3,905	3,905	—	3,905

Total assets		28,342	1,469	29,811	28,863	1,627	30,490

Liabilities and shareholders' equity
Current liabilities:
Bank advances		71	—	71	6	—	6
Short-term borrowings		800	—	800	1,585	—	1,585
Accounts payable and accrued liabilities		2,783	—	2,783	2,931	—	2,931
Income tax payable		186	—	186	62	—	62
Other current liabilities [1]	iii	134	151	285	4	128	132
Contract liabilities [2]	i	367	(65)	302	346	(68)	278
Current portion of long-term debt		750	—	750	1,756	—	1,756
Current portion of derivative instruments		22	—	22	133	—	133
Total current liabilities		5,113	86	5,199	6,823	60	6,883

Provisions		33	—	33	35	—	35
Long-term debt		15,330	—	15,330	12,692	—	12,692
Derivative instruments		118	—	118	147	—	147
Other long-term liabilities		562	—	562	613	—	613
Deferred tax liabilities		1,917	368	2,285	2,206	418	2,624
Total liabilities		23,073	454	23,527	22,516	478	22,994

Shareholders' equity		5,269	1,015	6,284	6,347	1,149	7,496

Total liabilities and shareholders' equity		28,342	1,469	29,811	28,863	1,627	30,490

[1]	Previously reported as "current portion of provisions".

[2]	Previously reported as "unearned revenue".

The application of IFRS 15 did not affect our cash flow totals from operating, investing, or financing activities.

i) Contract assets and liabilities
Contract assets arise primarily as a result of the difference between revenue recognized on the sale of a wireless device at the onset of a term contract and the cash collected at the point of sale. Revenue recognized at point of sale requires the estimation of total consideration over the contract term and the allocation of that consideration to all performance obligations in the contract based on their relative stand-alone selling prices. For Wireless term contracts, revenue is recognized earlier than previously reported, with a larger allocation to equipment revenue. Prior to the adoption of IFRS 15, the amount allocated to equipment revenue was limited to the non-contingent consideration received at the point of sale when recovery of the remaining consideration in the contract was contingent upon the delivery of future services.

We record a contract liability when we receive payment from a customer in advance of providing goods and services. We account for contract assets and liabilities on a contract-by-contract basis, with each contract being presented as a single net contract asset or net contract liability accordingly.

All contract assets are recorded net of an allowance for expected credit losses, measured in accordance with IFRS 9.

ii) Deferred commission cost assets
Under IFRS 15, we defer incremental commission costs paid to internal and external representatives as a result of obtaining contracts with customers as deferred commission cost assets and amortize them to operating expenses over the pattern of the transfer of goods and services to the customer, which is typically evenly over either 12 or 24 consecutive months.

iii) Inventories and other current liabilities
Under IFRS 15, we determine when the customer obtains control of the distinct good or service. For affected transactions, we have defined our customer as the end subscriber and determined that they obtain control when they receive possession of a wireless device, which typically occurs upon activation. For certain transactions through third-party dealers and other retailers, the timing of when the customer obtains control of a wireless device will be deferred in comparison to our previous policy, where revenue was recognized when the wireless device was delivered and accepted by the independent dealer. This results in a greater inventory balance and a corresponding increase in other current liabilities.

IFRS 9, FINANCIAL INSTRUMENTS
In July 2014, the IASB issued the final publication of the IFRS 9 standard, which supersedes IAS 39, Financial Instruments: recognition and measurement (IAS 39). IFRS 9 includes revised guidance on the classification and measurement of financial instruments, new guidance for measuring impairment on financial assets, and new hedge accounting guidance. We have adopted IFRS 9 on a retrospective basis; however, our 2017 comparatives were not restated because it was not possible to do so without the use of hindsight.

Under IFRS 9, financial assets are classified and measured based on the business model in which they are held and the characteristics of their contractual cash flows. IFRS 9 contains three primary measurement categories for financial assets: measured at amortized cost, fair value through other comprehensive income (FVTOCI), and fair value through profit and loss (FVTPL). Under IFRS 9, we have irrevocably elected to present subsequent changes in the fair value of our equity investments that are neither held-for-trading nor contingent consideration arising from a business combination in other comprehensive income with no reclassification of net gains and losses to net income. For these equity investments, any impairment on the instrument will be recorded in other comprehensive income, and cumulative gains or losses in other comprehensive income will not be reclassified into net income, including upon disposal.

As a result, our previous "available-for-sale financial asset reserve" will now be referred to as the "FVTOCI investment reserve". This reserve represents the accumulated change in fair value of our equity investments that are measured at FVTOCI less accumulated impairment losses related to the investments and accumulated amounts reclassified into retained earnings when gains and losses are realized upon derecognition of the related investments.

Under IFRS 9, the loss allowance for trade receivables must be calculated using the expected lifetime credit loss and recorded at the time of initial recognition. A portion of our trade receivables required an incremental loss allowance in order to comply with the requirements of IFRS 9; as a result, we recognized a $4 million decrease to accounts receivable and a corresponding decrease to retained earnings within shareholders' equity effective January 1, 2018. In addition, the expected loss allowance using the lifetime credit loss approach is applied to contract assets under IFRS 15. There is no significant effect on the carrying value of our other financial instruments under IFRS 9 related to this new requirement.

The new hedge accounting guidance aligns hedge accounting more closely with an entity's risk management objectives and strategies. IFRS 9 does not fundamentally change the types of hedging relationships or the requirement to measure and recognize ineffectiveness; however, it allows more hedging strategies used for risk management to qualify for hedge accounting and introduces more judgment to assess the effectiveness of a hedging relationship, primarily from a qualitative standpoint. This is not expected to have an effect on our reported results and will simplify our application of effectiveness tests going forward.

Below is a summary showing the classification and measurement bases of our financial instruments as at January 1, 2018 as a result of adopting IFRS 9 (along with a comparison to IAS 39).

Financial instrument	IAS 39	IFRS 9

Financial assets
Cash and cash equivalents	Loans and receivables (amortized cost)	Amortized cost
Accounts receivable	Loans and receivables (amortized cost)	Amortized cost
Investments	Available-for-sale (FVTOCI) [1]	FVTOCI with no reclassification to net income

Financial liabilities
Bank advances	Other financial liabilities (amortized cost)	Amortized cost
Short-term borrowings [2]	Other financial liabilities (amortized cost)	Amortized cost
Accounts payable	Other financial liabilities (amortized cost)	Amortized cost
Accrued liabilities	Other financial liabilities (amortized cost)	Amortized cost
Long-term debt [2]	Other financial liabilities (amortized cost)	Amortized cost

Derivatives [3]
Debt derivatives [4]	Held-for-trading (FVTOCI where subject to hedge accounting and FVTPL)	FVTOCI and FVTPL
Bond forwards	Held-for-trading (FVTOCI under hedge accounting)	FVTOCI
Expenditure derivatives	Held-for-trading (FVTOCI under hedge accounting)	FVTOCI
Equity derivatives [5]	Held-for-trading (FVTPL)	FVTPL

[1]
Subsequently measured at fair value with changes recognized in other comprehensive income. The net change subsequent to initial recognition, in the case of investments, is reclassified into net income upon disposal of the investment or when the investment becomes impaired.

[2]	Subsequently measured at amortized cost using the effective interest method.

[3]
Derivatives can be in an asset or liability position at a point in time historically or in the future. For derivatives designated as cash flow hedges for accounting purposes, the effective portion of the hedge is recognized in accumulated other comprehensive income and the ineffective portion of the hedge is recognized immediately into net income.

[4]
Debt derivatives related to our senior notes and debentures have been designated as hedges for accounting purposes and will be classified as FVTOCI. Debt derivatives related to our credit facility and commercial paper borrowings have not been designated as hedges for accounting purposes and will be classified as FVTPL.

[5]	Subsequent changes are offset against stock-based compensation expense or recovery in operating costs.

(f)	ADDITIONAL SIGNIFICANT ACCOUNTING POLICIES, ESTIMATES, AND JUDGMENTS
When preparing our consolidated financial statements, management makes judgments, estimates, and assumptions that affect how accounting policies are applied and the amounts we report as assets, liabilities, revenue, and expenses. Our significant accounting policies, estimates, and judgments are identified in this note or disclosed throughout the notes as identified in the table below:

•	information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the amounts recognized in the consolidated financial statements;

•	information about judgments made in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements; and

•	information on our significant accounting policies.

Note	Topic	Page	Accounting Policy	Use of Estimates	Use of Judgments
4	Reportable Segments		X		X
5	Revenue Recognition		X	X	X
7	Property, Plant and Equipment		X	X	X
8	Intangible Assets and Goodwill		X	X	X
12	Income Taxes		X		X
13	Earnings Per Share		X
14	Accounts Receivable		X
15	Inventories		X
16	Financial Instruments		X	X	X
17	Investments		X
19	Provisions		X	X	X
22	Post-Employment Benefits		X	X
24	Stock-Based Compensation		X	X
27	Commitments and Contingent Liabilities		X		X

(g)	RECENT ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED

IFRS 16, LEASES (IFRS 16)
Effective January 1, 2019, we will adopt IFRS 16. Our first quarter 2019 interim financial statements will be our first financial statements issued in accordance with IFRS 16. IFRS 16 supersedes the current accounting standards for leases, including IAS 17, Leases (IAS 17) and IFRIC 4, Determining whether an arrangement contains a lease (IFRIC 4).

IFRS 16 introduces a single accounting model for lessees unless the underlying asset is of low value. A lessee will be required to recognize, on its statement of financial position, a right-of-use asset, representing its right to use the underlying leased asset, and a lease liability, representing its obligation to make lease payments. As a result of adopting IFRS 16, we will recognize a significant increase to both assets and liabilities on our Consolidated Statements of Financial Position, as well as a decrease to operating costs (for the removal of rent expense for leases), an increase to depreciation and amortization (due to depreciation of the right-of-use asset), and an increase to finance costs (due to accretion of the lease liability). The accounting treatment for lessors will remain largely the same as under IAS 17.

We will adopt IFRS 16 with the cumulative effect of initial application recognized as an adjustment to retained earnings within shareholders' equity on January 1, 2019. We will not restate comparatives for 2018. At transition, we will apply the practical expedient available to us as lessee that allows us to apply this standard to contracts that were previously identified as leases under IAS 17 and IFRIC 4. Conversely, we will not apply this standard to contracts that were previously not identified as leases under IAS 17 and IFRIC 4.

For leases that were classified as operating leases under IAS 17, lease liabilities at transition will be measured at the present value of remaining lease payments, discounted at the related incremental borrowing rate as at January 1, 2019. Generally, right-of-use assets at transition will be measured at an amount equal to the corresponding lease liabilities, adjusted for any prepaid or accrued rent outstanding. For certain leases where we have readily available information, we will elect to measure the right-of-use assets at their carrying amounts as if IFRS 16 had been applied since the lease commencement date using the related incremental borrowing rate for the remaining lease period as at January 1, 2019.

When applying IFRS 16 to leases previously classified as operating leases, the following practical expedients are available to us. We will:

•	apply a single discount rate to a portfolio of leases with similar characteristics;

•	exclude initial direct costs from measuring the right-of-use asset as at January 1, 2019; and

•	use hindsight in determining the lease term where the contract contains purchase, extension, or termination options.

We have elected to not separate fixed non-lease components from lease components and instead account for each lease component and associated fixed non-lease components as a single lease component. We do not intend to elect the recognition exemptions on short-term leases or low-value leases; however, we may choose to elect the recognition exemptions on a class-by-class basis for new classes, and lease-by-lease basis, respectively, in the future.

We do not expect significant impacts for contracts in which we are the lessor.

We have a team engaged to ensuring our compliance with IFRS 16, including overseeing the implementation of a new lease system that enables us to comply with the requirements of the standard on a contract-by-contract basis. This team has been responsible for determining and implementing additional process requirements, ensuring our data collection is appropriate, system testing, developing related internal controls, and communicating the upcoming changes with various stakeholders. We had detailed data validation processes that operated throughout the course of 2018.

USE OF ESTIMATES AND JUDGMENTS TO BE APPLIED ON ADOPTION OF IFRS 16
ESTIMATES
We will need to estimate the lease term by considering the facts and circumstances that can create an economic incentive to exercise an extension option, or not exercise a termination option. We will make certain qualitative and quantitative assumptions when deriving the value of the economic incentive.

JUDGMENTS
We will make judgments in determining whether a contract contains an identified asset. The identified asset should be physically distinct or represent substantially all of the capacity of the asset, and should provide us with the right to substantially all of the economic benefits from the use of the asset.

We will also make judgments in determining whether we have the right to control the use of the identified asset. We have that right when we have the decision-making rights that are most relevant to changing how and for what purpose the asset is used. In rare cases where the decisions about how and for what purpose the asset is used are predetermined, we have the right to direct the use of the asset if we either have the right to operate the asset or the asset has been designed in a way that predetermines how and for what purpose the asset will be used.

We will make judgments in determining the discount rate used to measure each of our lease liabilities. The discount rate applied should reflect the interest that we would have to pay to borrow a similar amount at a similar term and with a similar security.

EFFECT OF TRANSITION TO IFRS 16
Below is the estimated effect of transition to IFRS 16 on our Consolidated Statements of Financial Position as at January 1, 2019.

(In billions of dollars)	Reference	As reported as at December 31, 2018	Estimated effect of IFRS 16 transition	Subsequent to transition as at January 1, 2019

Assets
Current assets:
Other current assets		0.4	***	0.4
Remainder of current assets		4.5	—	4.5
Total current assets		4.9	***	4.9

Property, plant and equipment	i	11.8	1.5	13.3
Remainder of long-term assets		15.2	—	15.2

Total assets		31.9	1.5	33.4

Liabilities and shareholders’ equity
Current liabilities:
Accounts payable and accrued liabilities		3.1	(0.1)	3.0
Current portion of lease liabilities	i	—	0.2	0.2
Remainder of current liabilities		3.7	—	3.7
Total current liabilities		6.8	0.1	6.9

Lease liabilities	i	—	1.4	1.4
Deferred tax liabilities		2.9	***	2.9
Remainder of long-term liabilities		14.0	—	14.0
Total liabilities		23.7	1.5	25.2

Shareholders’ equity		8.2	***	8.2

Total liabilities and shareholders’ equity		31.9	1.5	33.4
*** Amounts less than $0.1 billion; these amounts have been excluded from subtotals.

i) Right-of-use assets and lease liabilities
We will record a right-of-use asset and a lease liability at the lease commencement date. The lease liability will initially be measured at the present value of lease payments that remain to be paid at the commencement date. Lease payments included in the measurement of the lease liability will include:

•	fixed payments, including in-substance fixed payments;

•	variable lease payments that depend on an index or rate;

•	amounts expected to be payable under a residual value guarantee; and

•
the exercise price under a purchase option that we are reasonably certain to exercise, lease payments in an optional renewal period if we are reasonably certain to exercise an extension option, and penalties for early termination of a lease unless we are reasonably certain not to terminate early.

Upon transition, except for those leases where we have the information to measure the right-of-use assets at their carrying amounts as if IFRS 16 had been applied since the lease commencement date, as discussed above, the right-of-use asset will be measured at the amount of the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the Consolidated Statements of Financial Position immediately before the date of initial application.

After transition, the right-of-use asset will initially be measured at cost, consisting of:

•	the initial amount of the lease liability, adjusted for any lease payments made at or before the commencement date; plus

•	any initial direct costs incurred; and

•	an estimate of costs to dismantle and remove the underlying asset or restore the site on which it is located; less

•	any lease incentives received.

The right-of-use asset will typically be depreciated on a straight-line basis over the lease term, unless we expect to obtain ownership of the leased asset at the end of the lease. The lease term will consist of:

•	the non-cancellable period of the lease;

•	periods covered by options to extend the lease, where we are reasonably certain to exercise the option; and

•	periods covered by options to terminate the lease, where we are reasonably certain not to exercise the option.